Segment Information - Schedule of Sales By Business Segment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	$ 1,005.7	$ 1,134.1	$ 1,903.0	$ 2,188.9	$ 4,431.2	$ 4,285.6	$ 3,879.4
Americas
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	484.7	575.1	951.4	1,129.7
Asia Pacific
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	322.8	323.3	546.7	582.3
Europe, Middle East, & Africa
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	198.2	235.7	404.9	476.9
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	1,038.8	1,179.5	1,964.9	2,273.0	4,605.4	4,460.5	4,044.3
Operating Segments | Americas
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	488.1	580.2	957.5	1,143.9
Operating Segments | Asia Pacific
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	340.6	352.2	579.6	633.4
Operating Segments | Europe, Middle East, & Africa
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	210.1	247.1	427.8	495.7
Intersegment Eliminations
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	33.1	45.4	61.9	84.1	$ (174.2)	$ (174.9)	$ (164.9)
Intersegment Eliminations | Americas
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	3.4	5.1	6.1	14.2
Intersegment Eliminations | Asia Pacific
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	17.8	28.9	32.9	51.1
Intersegment Eliminations | Europe, Middle East, & Africa
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales	$ 11.9	$ 11.4	$ 22.9	$ 18.8